Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables net of allowances for doubtful accounts | $	$ 560		$ 752
Ordinary shares | ₪ / shares		₪ 0.15		₪ 0.15
Ordinary shares, authorized	75,353,340		55,353,340
Ordinary shares, issued	40,353,953		40,353,953
Ordinary shares, outstanding	39,174,272		39,121,198
Treasury shares	1,179,681		1,232,755